Cash and cash equivalents (Details) - Schedule of cash and cash equivalents - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Cash And Cash Equivalents Abstract
Cash in bank accounts	SFr 984,191	SFr 11,258,870
Cash on hand
Total cash and cash equivalents	SFr 984,191	SFr 11,258,870